Organizational and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2025
Organizational and Basis of Presentation [Abstract]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders

On May 28, 2025, Beijing Feitian participated in the establishment of Mili (Jiangsu) Medical Technology Co., Ltd (“Jiangsu Mili”), a company incorporated under the laws of the People’s Republic of China specializing in healthcare solutions, and holds 60% of Jiangsu Mili’s equity.

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principle activities
Pheton (BVI) Ltd	November 22, 2022	British Virgin Islands	100% owned by Pheton	Investment holding
Pheton (HK) Limited	December 14, 2022	Hong Kong	100% owned by Pheton BVI	Investment holding
Beijing Jinruixi Medical Technology Co., Ltd.	March 15, 2023	Mainland China	100% owned by Pheton HK	Investment holding
Beijing Feitian Zhaoye Technology Co., Ltd.	December 17, 1998	Mainland China	100% owned by Jinruixi	Healthcare solution
Mili (Jiangsu) Medical Technology Co., Ltd.	May 28, 2025	Mainland China	60% owned by Beijing Feitian	Healthcare solution